SUBMISSION

   TYPE                  13F-HR
PERIOD                     3/31/08
FILER
   CIK                   0001082810
   CCC                   xxj8ap*b
/FILER
SROS                     NONE
DOCUMENT-COUNT           1
SUBMISSION-CONTACT
    NAME                 SHARON FLYNN
    PHONE                302-831-2121
/SUBMISSION-CONTACT
NOTIFY-INTERNET          sdflynn@UDEL.EDU
DOCUMENT
   TYPE                  13F-HR
   DESCRIPTION           FORM 13F HOLDINGS REPORT

TEXT                     UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
"                         WASHINGTON, D.C.  20549"

                         FORM 13F

                    FORM 13F COVER PAGE

"REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2008"

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE):  [ ] IS A RESTATEMENT.
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INVESTMENT ACCOUNTING MANAGER FILING THIS REPORT:

NAME:  UNIVERSITY OF DELAWARE
ADDRESS:  233 HULLIHEN HALL
"          NEWARK, DE  19716"

THE INVESTMENT ACCOUNTING MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON "SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL" "INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND" "THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS," "SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF" THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  SHARON FLYNN
TITLE:  INVESTMENT ACCOUNTING MANAGER
PHONE:  302-831-2121
"SIGNATURE, PLACE, AND DATE OF SIGNING:"
"    SHARON D. FLYNN    NEWARK, DE     APRIL 11, 2008"


REPORT TYPE (CHECK ONLY ONE):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

               FORM 13F INFORMATION TABLE

NAME      TITLE               FMV               INVSTMT  VOTING
OF ISSUER OF CLASS  CUSIP    (X$1000)  SHARES    DSCRTN   AUTH
"TAPESTRY PHARM COM 630795-102     1    26,089     SOLE    SOLE"

/TEXT
/DOCUMENT
/SUBMISSION